JPMorgan Tax Free Bond Fund Expense Example - A C I Shares [Member] - JPMorgan Tax Free Bond Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 441
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,463
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	227
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,579
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 825